INTANGIBLE ASSETS (Tables)	6 Months Ended
Jun. 30, 2013
INTANGIBLE ASSETS [Abstract]
Schedule of Intangible Assets and Unfavorable Lease Terms

	Cost	Accumulated Amortization	Net Book Value
Total favorable lease terms charter-out December 31, 2011	$227,335	$(50,754)	$176,581
Additions	21,193	(37,295)	(16,102)
Total favorable lease terms charter-out December 31, 2012	$248,528	$(88,049)	$160,479
Additions	-	(19,226)	(19,226)
Write-off of intangible asset	-	(3,205)	(3,205)
Total favorable lease terms charter-out June 30, 2013	$248,528	$(110,480)	$138,048

Schedule of Amortization (Expense) / Income Of Favorable and Unfavorable Leases

	Three Month Period Ended		Six Month Period Ended
	June 30, 2013	June 30, 2012	June 30, 2013	June 30, 2012
Favorable lease terms charter-out	$(9,614)	$(9,089)	$(19,226)	$(18,070)
Write-off of intangible asset	(3,205)	-	(3,205)	-
Total	$(12,819)	$(9,089)	$(22,431)	$(18,070)

Schedule of aggregate amortizations of the intangibles

Year	Amount
2014	$33,706
2015	22,758
2016	18,262
2017	17,526
2018 and thereafter	45,796
$138,048